Document And Entity Information	Feb. 20, 2020
Cover [Abstract]
Entity Registrant Name	CBIZ, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000944148
Document Period End Date	Feb. 20, 2020
Entity Emerging Growth Company	false
Entity File Number	001-32961
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-2769024
Entity Address, Address Line One	6050 Oak Tree Boulevard
Entity Address, Address Line Two	South
Entity Address, Address Line Three	Suite 500
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	(216)
Local Phone Number	447-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock par value $0.01 per share
Trading Symbol	CBZ
Security Exchange Name	NYSE